7. INVENTORIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Opening balance	R$ (134,553)	R$ (157,754)
(Estimated losses) / Reversal of inventories with low turnover and obsolescence	25,515	23,201
Closing balance	R$ (109,038)	R$ (134,553)